Principal Accounting Policies (Goodwill) (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Goodwill, impairment loss	0	0	0